Shareholder Report, Holdings (Details)	Jun. 30, 2026
SMART Mid Cap ETF | Kiniksa Pharmaceuticals International Plc - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
SMART Mid Cap ETF | Silicon Motion Technology Corp., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SMART Mid Cap ETF | Cia de Minas Buenaventura SAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SMART Mid Cap ETF | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SMART Mid Cap ETF | Hypera SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SMART Mid Cap ETF | Eastern Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SMART Mid Cap ETF | First Busey Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMART Mid Cap ETF | Aya Gold & Silver Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SMART Mid Cap ETF | Customers Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Mid Cap ETF | Central Puerto SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SMART Mid Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
SMART Mid Cap ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
SMART Mid Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
SMART Mid Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SMART Mid Cap ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
SMART Mid Cap ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SMART Mid Cap ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SMART Mid Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SMART Mid Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SMART Mid Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SMART Mid Cap ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SMART Mid Cap ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SMART Small Cap ETF | Park Aerospace Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SMART Small Cap ETF | Northwest Pipe Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SMART Small Cap ETF | Kaiser Aluminum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SMART Small Cap ETF | Mama's Creations, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SMART Small Cap ETF | Smith & Wesson Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SMART Small Cap ETF | Flywire Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SMART Small Cap ETF | A-Mark Precious Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SMART Small Cap ETF | Zevra Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SMART Small Cap ETF | Himalaya Shipping Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SMART Small Cap ETF | Acadian Asset Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SMART Small Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
SMART Small Cap ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
SMART Small Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SMART Small Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
SMART Small Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SMART Small Cap ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
SMART Small Cap ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SMART Small Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SMART Small Cap ETF | Oil & Gas Services & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SMART Small Cap ETF | Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SMART Earnings Growth 30 ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
SMART Earnings Growth 30 ETF | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SMART Earnings Growth 30 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SMART Earnings Growth 30 ETF | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SMART Earnings Growth 30 ETF | Welltower, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SMART Earnings Growth 30 ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Earnings Growth 30 ETF | Dell Technologies, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Earnings Growth 30 ETF | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Earnings Growth 30 ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Earnings Growth 30 ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SMART Earnings Growth 30 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SMART Earnings Growth 30 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Earnings Growth 30 ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
SMART Earnings Growth 30 ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
SMART Earnings Growth 30 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SMART Earnings Growth 30 ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SMART Earnings Growth 30 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SMART Earnings Growth 30 ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SMART Earnings Growth 30 ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SMART Trend 25 ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SMART Trend 25 ETF | Welltower, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SMART Trend 25 ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMART Trend 25 ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SMART Trend 25 ETF | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SMART Trend 25 ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SMART Trend 25 ETF | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SMART Trend 25 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMART Trend 25 ETF | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMART Trend 25 ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMART Trend 25 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMART Trend 25 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SMART Trend 25 ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
SMART Trend 25 ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
SMART Trend 25 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SMART Trend 25 ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SMART Trend 25 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SMART Trend 25 ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SMART Trend 25 ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SMART Trend 25 ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
SMART Trend 25 ETF | Retail & Wholesale Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%